Details of Significant Accounts - Share-based payment, schedule of expenses incurred on share-based payment transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Equity settled	$ 1,410	$ 2,774	$ 3,268